Related party disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions
– revenue	£ 492	£ 523	£ 494
– purchases	(179)	(178)	(190)
– other income	448	560	441
– other expenses	(13)	(6)	(1)
Amounts receivable at 31 December	39	48	51
Amounts payable at 31 December	£ (12)	£ (4)	£ (4)